Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating loss carryforwards	$ 9,436,000	$ 10,002,000
Stock based compensation	4,203,000	4,019,000
Accrued Expenses	252,000	208,000
Mining equipment	1,825,000	251,000
Digital asset Impairment	335,000	842,000
Total deferred tax assets	16,051,000	15,322,000
Deferred tax liability
Mining equipment
Change in FV of Derivative		(3,546,000)
Total deferred tax liability		(3,546,000)
Net deferred tax assets	16,051,000	11,776,000
Valuation allowance	(16,051,000)	(11,776,000)
Net deferred tax